Stockholders' and Members' Equity, OneWater LLC Preferred Distribution (Q3) (Details) - Preferred Distribution [Member] - USD ($) $ in Millions		12 Months Ended
	Feb. 11, 2020	Sep. 30, 2019
Preferred Distribution [Abstract]
Unpaid balance		$ 3.2
Preferred distribution cumulative interest accrual rate		5.00%
Unpaid amount of cumulative interest		$ 0.0
Payment in exchange for surrender of preferred distribution right	$ 3.2